Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies
12.	COMMITMENTS AND CONTINGENCIES

Bucksport Energy LLC — At our mill in Bucksport, Maine, we have a joint ownership interest with Bucksport Energy LLC, an unrelated third party, in a cogeneration power plant producing steam and electricity that was built in 2000. Each co-owner owns an undivided proportional share of the plant’s assets, and we account for this investment under the proportional consolidation method. We own 28% of the steam and electricity produced by the plant. We may purchase our remaining electrical needs from the plant at market rates. We are obligated to purchase the remaining 72% of the steam output from the plant at fuel cost plus a contractually fixed fee per unit of steam. Power generation and operating expenses are divided on the same basis as ownership. As of September 30, 2012, we had $0.4 million of restricted cash which may be used only to fund the ongoing energy operations of this investment included in Intangibles and other assets in the accompanying condensed consolidated balance sheets.

Thilmany, LLC — We are a party to a long-term supply agreement with Thilmany, LLC, or “Thilmany,” for the manufacture of specialty paper products on paper machine no. 5 at our Androscoggin mill in Jay, Maine. The agreement, which expires on June 1, 2017, requires Thilmany to pay us a variable charge for the paper purchased and a fixed charge for the availability of the paper machine. We are responsible for the machine’s routine maintenance, and Thilmany is responsible for any capital expenditures specific to the machine. Thilmany has the right to terminate the agreement if certain events occur.

General Litigation — We are involved from time to time in legal proceedings incidental to the conduct of our business. We do not believe that any liability that may result from these proceedings will have a material adverse effect on our financial statements.

16.	COMMITMENTS AND CONTINGENCIES

Operating Leases — We have entered into operating lease agreements, which expire at various dates through 2022, related to certain machinery and equipment used in our manufacturing process. Rental expense under operating leases amounted to $7.7 million, $7.0 million, and $6.8 million for the years ended December 31, 2011, 2010, and 2009, respectively.

The following table, as of December 31, 2011, represents the future minimum rental payments due under non-cancelable operating leases that have initial or remaining lease terms in excess of one year:

(Dollars in thousands)
2012	$6,908
2013	5,265
2014	3,397
2015	1,609
2016	800
Thereafter	1,697

Total	$19,676

Purchase obligations — We have entered into unconditional purchase obligations in the ordinary course of business for the purchase of certain raw materials, energy, and services. The following table, as of December 31, 2011, summarizes our unconditional purchase obligations:

(Dollars in thousands)
2012	$130,420
2013	98,751
2014	99,591
2015	98,505
2016	28,630
Thereafter	168,527

Total	$624,424

Severance Arrangements — Under our severance policy, and subject to certain terms and conditions, if the employment of a salaried employee of ours is terminated under specified circumstances, the employee is eligible to receive (1) a termination allowance equal to two weeks of his or her base salary for each full or partial year of applicable service with us, subject to a minimum of four weeks of base salary, and (2) if the employee is a participant in our annual incentive award plan (the “VIP”), a prorated and/or reduced portion of the incentive award otherwise payable under the VIP for the year in which his or her employment with us is terminated. We are obligated to provide certain severance benefits to Michael A. Jackson, President and Chief Executive Officer, under his employment agreement in the event of the termination of his employment by us without cause, by him for good reason, or due to his death or disability. We are obligated to provide certain severance benefits to other executive officers under their confidentiality and non-competition agreements in the event that their employment with us is terminated for any reason.

Thilmany, LLC — In connection with the Acquisition, we assumed a twelve-year supply agreement with Thilmany, LLC, or “Thilmany,” for the specialty paper products manufactured on paper machine No. 5 at our Androscoggin mill in Jay, Maine, which expires on June 1, 2017. The agreement requires Thilmany to pay us a variable charge for the paper purchased and a fixed charge for the availability of the No. 5 paper machine. We are responsible for the machine’s routine maintenance and Thilmany is responsible for any capital expenditures specific to the machine. Thilmany has the right to terminate the agreement if certain events occur.

General Litigation — We are involved in legal proceedings incidental to the conduct of our business. We do not believe that any liability that may result from these proceedings will have a material adverse effect on our financial statements.